UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

February 28, 2010

1.814100.105

CCC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 12.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.2%
5/20/10	0.16%	$ 47,000,000	$ 47,234,105
Federal Home Loan Bank - 12.2%
3/1/10 to 11/12/10	0.13 to 0.79 (b)	2,483,000,000	2,482,756,289
TOTAL FEDERAL AGENCIES			2,529,990,394
U.S. Treasury Obligations - 21.6%

U.S. Treasury Bills - 20.1%
3/11/10 to 12/16/10	0.07 to 0.73	4,097,894,000	4,094,691,370
U.S. Treasury Notes - 1.5%
5/15/10 to 8/15/10	0.56 to 0.59	290,000,000	292,746,272
TOTAL U.S. TREASURY OBLIGATIONS			4,387,437,642
Time Deposits - 4.4%

KBC Bank NV
3/1/10	0.14	500,000,000	500,000,000
Svenska Handelsbanken AB
3/1/10	0.13	400,000,000	400,000,000
TOTAL TIME DEPOSITS			900,000,000
Repurchase Agreements - 61.6%
	Maturity Amount
In a joint trading account at:
0.1% dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 5,500,045,833	5,500,000,000
0.12% dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	6,475,374,008	6,475,310,000
(Collateralized by U.S. Government Obligations) #	555,148,404	555,143,000
TOTAL REPURCHASE AGREEMENTS		12,530,453,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,347,881,036)		20,347,881,036
NET OTHER ASSETS - 0.0%		2,443,751
NET ASSETS - 100%		$ 20,350,324,787
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,500,000,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 2,610,568,813
Banc of America Securities LLC	444,600,105
Bank of America, NA	889,200,211
Citigroup Global Markets, Inc.	161,462,456
Credit Suisse Securities (USA) LLC	238,208,141
RBS Securities, Inc.	222,300,053
J.P. Morgan Securities, Inc.	296,400,070
Mizuho Securities USA, Inc.	296,400,070
RBC Capital Markets Corp.	340,860,081
$ 5,500,000,000
Repurchase Agreement / Counterparty	Value
$6,475,310,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 4,333,660,676
HSBC Securities (USA), Inc.	623,781,357
ING Financial Markets LLC	62,378,136
J.P. Morgan Securities, Inc.	415,854,238
Mizuho Securities USA, Inc.	935,672,034
RBC Capital Markets Corp.	103,963,559
$ 6,475,310,000
$555,143,000 due 3/01/10 at 0.12%
Banc of America Securities LLC	$ 260,748,984
Barclays Capital, Inc.	126,168,864
UBS Securities LLC	168,225,152
$ 555,143,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $20,347,881,036.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 28, 2010

1.814092.105

TFC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Alabama - 2.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.16%, VRDN (a)	$ 14,500,000	$ 14,500,000
Series 1995 D, 0.17%, VRDN (a)	5,000,000	5,000,000
Series 1995 E, 0.14%, VRDN (a)	9,000,000	9,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.17%, VRDN (a)	3,200,000	3,200,000
		31,700,000
Alaska - 4.7%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.) Series 2003 B, 0.11% (BP PLC Guaranteed), VRDN (a)	25,200,000	25,200,000
(ConocoPhillips Proj.) Series 1994 B, 0.18% (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
(Exxon Pipeline Co. Proj.) Series 1985, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,300,000	6,300,000
		56,400,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 B, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,000,000	2,000,000
California - 9.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B1, 0.11%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	17,550,000	17,550,000
California Econ. Recovery Series 2004 C2, 0.13%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
California Gen. Oblig.:
Series 2003 A2, 0.1%, LOC Bank of Montreal, VRDN (a)	2,550,000	2,550,000
Series 2003 B3, 0.18%, LOC BNP Paribas New York Branch, LOC California Pub. Employees' Retirement Sys., VRDN (a)	10,000,000	10,000,000
Series 2004 A4, 0.14%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	7,500,000	7,500,000
Series 2004 A5, 0.1%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	14,500,000	14,500,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2002 D, 0.16% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	8,000,000	8,000,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 E, 0.11%, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Orange County Performing Arts Ctr. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	$ 8,000,000	$ 8,000,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.14%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)	10,000,000	10,000,000
(RAND Corp. Proj.) Series 2008 B, 0.14%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.2% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.13%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,000,000	6,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.2% (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Floaters 3117, 0.13% (Liquidity Facility Morgan Stanley) (a)(b)	4,230,000	4,230,000
San Pablo Redev. Agcy. 0.13%, LOC Union Bank of California, VRDN (a)	3,900,000	3,900,000
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.15%, LOC Bank of New York, New York, VRDN (a)	6,000,000	6,000,000
		113,080,000
Colorado - 1.1%
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
(YMCA of the Rockies Proj.) 0.16%, LOC Bank of America NA, VRDN (a)	7,720,000	7,720,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,625,000	2,625,000
		13,345,000
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10342, 0.2% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
(Masonicare Corp. Proj.) Series C, 0.14%, LOC Wachovia Bank NA, VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale Univ. Proj.) Series V2, 0.09%, VRDN (a)	$ 3,200,000	$ 3,200,000
Connecticut Hsg. Fin. Auth. Series 2009 A1, 0.19% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,700,000	4,700,000
		16,900,000
Delaware - 2.6%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	26,000,000	26,000,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 B, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,050,000	5,050,000
		31,050,000
District Of Columbia - 2.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.22%, LOC Bank of America NA, VRDN (a)	5,625,000	5,625,000
(American Univ. Proj.) Series 2008, 0.16%, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,730,000	6,730,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.14%, LOC Wachovia Bank NA, VRDN (a)	5,425,000	5,425,000
		24,680,000
Florida - 5.3%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 0.21%, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,740,000	2,740,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.14%, VRDN (a)	4,400,000	4,400,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.21% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.19%, LOC Fannie Mae, VRDN (a)	$ 2,000,000	$ 2,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.15%, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.17%, VRDN (a)	4,275,000	4,275,000
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.19%, LOC Calyon New York Branch, VRDN (a)	2,000,000	2,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.13%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 A, 0.16%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
Series 2009 B, 0.16%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.21%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.2%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Pasco County School Board Ctfs. of Prtn. Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,600,000	2,600,000
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.2%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
		63,880,000
Georgia - 2.3%
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,205,000	1,205,000
Series 2008, 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,100,000	6,100,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.13%, VRDN (a)	1,000,000	1,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.17%, VRDN (a)	1,110,000	1,110,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.19%, LOC Fannie Mae, VRDN (a)	1,225,000	1,225,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.2%, LOC Freddie Mac, VRDN (a)	$ 2,265,000	$ 2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Series PZ 271, 0.21% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,879,000	6,879,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.2%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		28,114,000
Illinois - 5.2%
Chicago Board of Ed.:
Series 2009 A1, 0.19%, LOC Harris NA, VRDN (a)	4,900,000	4,900,000
Series 2009 B, 0.12%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,500,000	4,500,000
Series 2009 C, 0.12%, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,615,000	8,615,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BC 09 27B, 0.18% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,540,000	3,540,000
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.14%, LOC Northern Trust Co., Chicago, VRDN (a)	6,000,000	6,000,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.2%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Illinois Fin. Auth. Rev.:
Participating VRDN Series Putters 3302, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
(Rehabilitation Institute of Chicago Proj.) Series 2009 C, 0.16%, LOC Northern Trust Co., Chicago, VRDN (a)	2,175,000	2,175,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A1, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	1,150,000	1,150,000
Series 2009 A2, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
Series 2009 B1, 0.12%, LOC Bank of Montreal, VRDN (a)	11,420,000	11,420,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,450,000	$ 1,450,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	7,230,000	7,230,000
		62,580,000
Indiana - 0.6%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.11% (BP PLC Guaranteed), VRDN (a)	1,700,000	1,700,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 A, 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	1,085,000	1,085,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,830,000	2,830,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.2%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
		7,715,000
Iowa - 0.6%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 0.16%, LOC KBC Bank NV, VRDN (a)	1,405,000	1,405,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Series 2009 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,225,000	1,225,000
Series 2009 C, 0.13%, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
		7,430,000
Kansas - 0.8%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,945,000	9,945,000
Kentucky - 0.3%
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.2%, LOC Freddie Mac, VRDN (a)	2,350,000	2,350,000
		4,050,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,900,000	$ 5,900,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.13%, VRDN (a)	8,800,000	8,800,000
		14,700,000
Maryland - 2.5%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.23%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	5,100,000	5,100,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
Montgomery County Gen. Oblig. Series 2006 B, 0.17% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	16,750,000	16,750,000
		30,450,000
Massachusetts - 3.3%
Massachusetts Dev. Fin. Agcy. Rev. (College of the Holy Cross Proj.) Series 2008 A, 0.15%, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.17% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
Series 2000 B, 0.13% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,100,000	2,100,000
Series 2001 C, 0.19% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
Series 2005 A, 0.19% (Liquidity Facility Citibank NA), VRDN (a)	14,900,000	14,900,000
Series 2006 A, 0.17% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,700,000	7,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10416, 0.2% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
(Northeastern Univ. Proj.) Series 2008 Q, 0.14%, LOC Bank of America NA, VRDN (a)	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.2% (Liquidity Facility Citibank NA) (a)(b)	$ 1,000,000	$ 1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series BBT 2031, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,200,000	1,200,000
		40,300,000
Michigan - 1.8%
Eastern Michigan Univ. Revs. Series 2009 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.14%, LOC Bank of America NA, VRDN (a)	10,180,000	10,180,000
		21,080,000
Minnesota - 0.2%
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,125,000	2,125,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 0.12% (Chevron Corp. Guaranteed), VRDN (a)	5,000,000	5,000,000
Missouri - 3.2%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.14%, VRDN (a)	7,400,000	7,400,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 0.14%, VRDN (a)	9,400,000	9,400,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,700,000	2,700,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,030,000	2,030,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
(DeSmet Jesuit High School Proj.) Series 2002, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 5,900,000	$ 5,900,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,000,000	11,000,000
		38,430,000
Montana - 0.6%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,425,000	7,425,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	1,800,000	1,800,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	6,200,000	6,200,000
		8,000,000
Nevada - 0.2%
Clark County School District Participating VRDN Series PZ 174, 0.21% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,210,000	2,210,000
New Hampshire - 1.5%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.16%, VRDN (a)	2,800,000	2,800,000
Series 2005 A2, 0.14%, VRDN (a)	15,825,000	15,825,000
		18,625,000
New Jersey - 1.8%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.09%, VRDN (a)	13,310,000	13,310,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	5,300,000	5,300,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R3, 0.14%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	3,540,000	3,540,000
		22,150,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.13%, LOC Barclays Bank PLC, VRDN (a)	$ 2,860,000	$ 2,860,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,200,000	2,200,000
		5,060,000
New York - 9.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.14%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Series 2004 H1, 0.14%, LOC Bank of New York, New York, VRDN (a)	36,030,000	36,030,000
Series 2004 H7, 0.14%, LOC KBC Bank NV, VRDN (a)	14,150,000	14,150,000
Series 2008 J4, 0.14% (Liquidity Facility Bank of America NA), VRDN (a)	4,500,000	4,500,000
Series A10, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Subseries B3, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,900,000	2,900,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.14% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,755,000	7,755,000
Series 2003 F2, 0.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,120,000	4,120,000
Series 2005 AA2, 0.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	13,200,000	13,200,000
Series 2008 B4, 0.15% (Liquidity Facility BNP Paribas SA), VRDN (a)	11,600,000	11,600,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 B, 0.14%, LOC HSBC Bank USA, NA, VRDN (a)	3,500,000	3,500,000
New York Hsg. Fin. Agcy. Rev. (80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.17%, LOC Wachovia Bank NA, VRDN (a)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E2, 0.21%, LOC Fortis Banque SA, VRDN (a)	2,475,000	2,475,000
Series 2005 G2, 0.13%, LOC BNP Paribas SA, VRDN (a)	3,000,000	3,000,000
		115,130,000
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, 0.12%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. (Watauga Med. Ctr. Proj.) Series 2005, 0.18%, LOC Wachovia Bank NA, VRDN (a)	$ 1,205,000	$ 1,205,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.13%, LOC Wachovia Bank NA, VRDN (a)	3,400,000	3,400,000
		11,305,000
Ohio - 1.9%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12%, VRDN (a)	3,400,000	3,400,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.14%, LOC Barclays Bank PLC, VRDN (a)	14,700,000	14,700,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
		22,500,000
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.14%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Oregon - 0.8%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.19%, LOC Bank of Scotland PLC, VRDN (a)	7,800,000	7,800,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.2%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
		9,450,000
Pennsylvania - 7.1%
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,625,000	2,625,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.16%, LOC Barclays Bank PLC, VRDN (a)	$ 2,300,000	$ 2,300,000
Series 2006 A:
0.15%, LOC Barclays Bank PLC, VRDN (a)	7,900,000	7,900,000
0.16%, LOC Barclays Bank PLC, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.18%, LOC Banco Santander SA, VRDN (a)	1,800,000	1,800,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.12% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	4,600,000	4,600,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 0.14% (BP PLC Guaranteed), VRDN (a)	7,500,000	7,500,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.19% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,020,000	2,020,000
Haverford Township School District Series 2009, 0.2%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 C, 0.13%, LOC Wachovia Bank NA, VRDN (a)	4,000,000	4,000,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,490,000	1,490,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.16%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.2%, LOC UniCredit SpA, VRDN (a)	3,100,000	3,100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,085,000	1,085,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,330,000	13,330,000
Philadelphia School District Series 2008 B1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	4,100,000	4,100,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Somerset County Hosp. Auth. Hos Series 2007 B, 2.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,500,000	$ 3,500,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.17%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900,000	900,000
		86,350,000
South Carolina - 0.6%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,700,000	2,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.16%, LOC Branch Banking & Trust Co., VRDN (a)	4,300,000	4,300,000
		7,000,000
Tennessee - 4.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.16%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Series 2004, 0.16%, LOC Bank of America NA, VRDN (a)	4,125,000	4,125,000
Series 2005, 0.16%, LOC Bank of America NA, VRDN (a)	10,800,000	10,800,000
Series 2008, 0.16%, LOC Bank of America NA, VRDN (a)	20,555,000	20,555,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.2%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.16%, LOC Bank of America NA, VRDN (a)	9,700,000	9,700,000
Series 2004, 0.16%, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
Series 2006, 0.16%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Shelby County Gen. Oblig. Series 2006 C, 0.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,000,000	3,000,000
		58,580,000
Texas - 10.8%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)	$ 8,400,000	$ 8,400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	28,700,000	28,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Series 2008 B1, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,200,000	2,200,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.14%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.):
Series 2008 A2, 0.12%, VRDN (a)	7,200,000	7,200,000
Series A1, 0.12%, VRDN (a)	12,000,000	12,000,000
(Saint Dominic Village Proj.) Series 2000, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2008 A, 0.13%, VRDN (a)	5,900,000	5,900,000
Series 2008 B, 0.14%, VRDN (a)	27,960,000	27,960,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.11% (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,900,000	2,900,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.16%, VRDN (a)	6,200,000	6,200,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.18%, VRDN (a)	2,100,000	2,100,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.16%, LOC Bank of Scotland PLC, VRDN (a)	2,900,000	2,900,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 0.17% (BP PLC Guaranteed), VRDN (a)	1,800,000	1,800,000
		130,945,000
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.21%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.14% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 4,100,000	$ 4,100,000
Utah Transit Auth. Sales Tax Rev. Series B, 0.1%, LOC Fortis Banque SA, VRDN (a)	4,000,000	4,000,000
		16,000,000
Virginia - 0.6%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.13%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.16%, LOC Bank of America NA, VRDN (a)	3,360,000	3,360,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.12%, LOC Branch Banking & Trust Co., VRDN (a)	2,600,000	2,600,000
		6,960,000
Washington - 1.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,200,000	6,200,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.2% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Port of Tacoma Rev. Series 2008 B, 0.14%, LOC Bank of America NA, VRDN (a)	7,200,000	7,200,000
		23,215,000
West Virginia - 1.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.2%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,050,000	3,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	6,890,000	6,890,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	6,250,000	6,250,000
		16,190,000
Wisconsin - 1.4%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 1,000,000	$ 1,000,000
(Lutheran College Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.2% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,700,000	1,700,000
		17,370,000
Wyoming - 0.3%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 C, 0.12%, VRDN (a)	3,570,000	3,570,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,215,989,000)		1,215,989,000
NET OTHER ASSETS - (0.3)%		(3,682,819)
NET ASSETS - 100%		$ 1,212,306,181
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $1,215,989,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 28, 2010

1.814095.105

TCC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 10.8%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.2%
5/20/10	0.16%	$ 53,025,000	$ 53,289,115
Federal Home Loan Bank - 10.6%
3/1/10 to 11/12/10	0.13 to 1.01 (c)	2,425,400,000	2,425,127,773
TOTAL FEDERAL AGENCIES			2,478,416,888
U.S. Treasury Obligations - 29.6%

U.S. Treasury Bills - 29.1%
3/11/10 to 12/16/10	0.07 to 0.74	6,697,900,000	6,694,044,022
U.S. Treasury Notes - 0.5%
8/15/10	0.58	110,000,000	111,762,915
TOTAL U.S. TREASURY OBLIGATIONS			6,805,806,937
Time Deposits - 14.1%

Citibank NA
3/1/10	0.12	500,000,000	500,000,000
KBC Bank NV
3/1/10	0.14	1,000,000,000	1,000,000,000
Landesbank Baden-Wuert
3/1/10	0.17	733,900,000	733,900,000
Svenska Handelsbanken AB
3/1/10	0.13	1,000,000,000	1,000,000,000
TOTAL TIME DEPOSITS			3,233,900,000
Interfund Loans - 0.2%

With:
Fidelity Advisor Large Cap Fund at 0.38% due 3/1/10 (b)	13,977,000	13,977,000
Fidelity Series 100 Index Fund at 0.38% due 3/1/10 (b)	38,346,000	38,346,000
TOTAL INTERFUND LOAN		52,323,000
Repurchase Agreements - 45.3%
	Maturity Amount	Value
In a joint trading account at:
0.1% dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 9,550,679,588	$ 9,550,600,000
(Collateralized by U.S. Treasury Obligations) #	192,194,665	192,193,000
0.12% dated 2/26/10 due 3/1/10:
(Collateralized by U.S. Government Obligations) #	431,855,269	431,851,000
(Collateralized by U.S. Government Obligations) #	234,133,279	234,131,000
With Banc of America Securities LLC at 0.32%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $21,000,560, 5.3%, 9/30/15)	20,000,533	20,000,000
TOTAL REPURCHASE AGREEMENTS		10,428,775,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $22,999,221,825)		22,999,221,825
NET OTHER ASSETS - 0.0%		1,329,571
NET ASSETS - 100%		$ 23,000,551,396
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,550,600,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 4,533,181,546
Banc of America Securities LLC	772,035,958
Bank of America, NA	1,544,071,915
Citigroup Global Markets, Inc.	280,375,152
Credit Suisse Securities (USA) LLC	413,641,940
RBS Securities, Inc.	386,017,979
J.P. Morgan Securities, Inc.	514,690,638
Mizuho Securities USA, Inc.	514,690,638
RBC Capital Markets Corp.	591,894,234
$ 9,550,600,000
$192,193,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 84,396,615
Banc of America Securities LLC	31,164,797
Barclays Capital, Inc.	76,631,588
$ 192,193,000
Repurchase Agreement / Counterparty	Value
$431,851,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 289,020,247
HSBC Securities (USA), Inc.	41,601,190
ING Financial Markets LLC	4,160,119
J.P. Morgan Securities, Inc.	27,734,127
Mizuho Securities USA, Inc.	62,401,785
RBC Capital Markets Corp.	6,933,532
$ 431,851,000
$234,131,000 due 3/01/10 at 0.12%
Banc of America Securities LLC	$ 109,970,621
Barclays Capital, Inc.	53,211,591
UBS Securities LLC	70,948,788
$ 234,131,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $22,999,221,825.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 28, 2010

1.814089.105

MCC-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Alabama - 2.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.16%, VRDN (a)	$ 3,500,000	$ 3,500,000
Series 1995 D, 0.17%, VRDN (a)	22,000,000	22,000,000
Series 1995 E, 0.14%, VRDN (a)	10,000,000	10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.25% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	2,150,000	2,150,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.15%, VRDN (a)(b)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.15%, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.15%, VRDN (a)(b)	29,800,000	29,800,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.15%, VRDN (a)(b)	14,000,000	14,000,000
		116,750,000
Alaska - 0.4%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 B, 0.18% (ConocoPhillips Guaranteed), VRDN (a)	2,000,000	2,000,000
Series 1994 C, 0.36% (ConocoPhillips Guaranteed), VRDN (a)	5,000,000	5,000,000
(Exxon Pipeline Co. Proj.) Series 1985, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)	14,225,000	14,225,000
		21,225,000
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,000,000	2,000,000
Series 2008 E, 0.23%, LOC Landesbank Baden-Wuert, VRDN (a)	3,760,000	3,760,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)(b)	13,200,000	13,200,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.27%, LOC Fannie Mae, VRDN (a)(b)	$ 4,200,325	$ 4,200,325
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.2%, LOC Bank of America NA, VRDN (a)	350,000	350,000
		23,510,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (a)(b)	995,000	995,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.21%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,000,000	5,000,000
		5,995,000
California - 7.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B1, 0.11%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	17,850,000	17,850,000
California Econ. Recovery:
Series 2004 C1, 0.14%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
Series 2004 C4, 0.11%, LOC JPMorgan Chase Bank, VRDN (a)	7,400,000	7,400,000
California Edl. Facilities Auth. Rev. Participating VRDN Series BBT 2014, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	1,940,000	1,940,000
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.12%, VRDN (a)(b)	5,700,000	5,700,000
California Gen. Oblig.:
Series 2003 A1, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series 2004 A4, 0.14%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	51,000,000	51,000,000
Series 2004 B3, 0.12%, LOC Citibank NA, VRDN (a)	2,630,000	2,630,000
Series 2005 B6, 0.14%, LOC KBC Bank NV, VRDN (a)	2,590,000	2,590,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	8,835,000	8,835,000
Series 2007 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,075,000	7,075,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	$ 4,400,000	$ 4,400,000
Series 2000 X2, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	11,235,000	11,235,000
Series 2001 U, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,200,000	4,200,000
Series 2003 F:
0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	22,890,000	22,890,000
0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,300,000	6,300,000
Series 2003 H, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	24,485,000	24,485,000
Series 2003 M, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,440,000	5,440,000
Series 2005 A, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	10,300,000	10,300,000
Series 2005 B3, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	13,360,000	13,360,000
Series 2005 D, 0.17% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	2,600,000	2,600,000
Series 2008 E, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	16,285,000	16,285,000
(Multifamily Hsg. Prog.) Series 2001 G, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	3,320,000	3,320,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	5,900,000	5,900,000
(Burney Forest Prod. Proj.) 0.17%, LOC Union Bank of California, VRDN (a)(b)	4,900,000	4,900,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Canyon Creek Apts. Proj.) Series 1995 C, 0.18%, LOC Fannie Mae, VRDN (a)(b)	17,300,000	17,300,000
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.26%, LOC Fannie Mae, VRDN (a)(b)	5,165,000	5,165,000
(The Crossings at Elk Grove Apts.) Series H, 0.22%, LOC Citibank NA, VRDN (a)(b)	7,950,000	7,950,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.2%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.17%, LOC Fannie Mae, VRDN (a)(b)	$ 10,000,000	$ 10,000,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.22%, LOC Citibank NA, VRDN (a)(b)	2,700,000	2,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.24%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.13%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	26,600,000	26,600,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 C1, 0.14% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	9,100,000	9,100,000
Series 2001 C2, 0.12% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	2,200,000	2,200,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.22%, LOC Citibank NA, VRDN (a)(b)	9,100,000	9,100,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.22%, LOC Citibank NA, VRDN (a)(b)	2,250,000	2,250,000
(Mission Creek Cmnty. Proj.) Series B, 0.22%, LOC Citibank NA, VRDN (a)(b)	7,260,000	7,260,000
San Pablo Redev. Agcy. 0.13%, LOC Union Bank of California, VRDN (a)	10,120,000	10,120,000
		363,005,000
Colorado - 0.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.16%, LOC Bank of America NA, VRDN (a)	3,200,000	3,200,000
Colorado Health Facilities Auth. Rev.:
(NCMC, Inc. Proj.):
Series 2008 A, 0.18%, LOC Compass Bank, VRDN (a)	5,200,000	5,200,000
Series 2008 B, 0.18%, LOC Compass Bank, VRDN (a)	16,200,000	16,200,000
(NCMC, Inc. Proj.) Series 2009 A, 0.13%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	1,000,000	1,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.2%, LOC BNP Paribas SA, VRDN (a)	$ 2,000,000	$ 2,000,000
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	1,500,000	1,500,000
		37,100,000
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 2862, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
(Masonicare Corp. Proj.) Series C, 0.14%, LOC Wachovia Bank NA, VRDN (a)	48,000,000	48,000,000
(Yale Univ. Proj.):
Series V1, 0.12%, VRDN (a)	2,000,000	2,000,000
Series V2, 0.09%, VRDN (a)	2,200,000	2,200,000
Connecticut Hsg. Fin. Auth. Series 2009 A1, 0.19% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,890,000	7,890,000
		67,825,000
Delaware - 2.0%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.17%, VRDN (a)(b)	70,000,000	70,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.35%, VRDN (a)	5,800,000	5,800,000
Series 1999 B, 0.4%, VRDN (a)(b)	1,100,000	1,100,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.13%, LOC Wachovia Bank NA, VRDN (a)	19,965,000	19,965,000
		96,865,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.16%, LOC Bank of America NA, VRDN (a)	1,450,000	1,450,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.14%, LOC Wachovia Bank NA, VRDN (a)	38,150,000	38,150,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.26% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,380,000	3,380,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1691, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$ 435,000	$ 435,000
Series 2003 D2, 0.25%, LOC Wachovia Bank NA, VRDN (a)(b)	2,525,000	2,525,000
		45,940,000
Florida - 3.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	16,100,000	16,100,000
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series ROC II R 11719, 0.2% (Liquidity Facility Citibank NA) (a)(c)	3,095,000	3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (a)(b)	2,570,000	2,570,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.12%, VRDN (a)	7,500,000	7,500,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.14%, VRDN (a)	15,100,000	15,100,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.23%, LOC Citibank NA, VRDN (a)(b)	3,220,000	3,220,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.2%, LOC Fannie Mae, VRDN (a)(b)	6,860,000	6,860,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.23%, LOC Citibank NA, VRDN (a)(b)	13,925,000	13,925,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series Merlots 06 B17, 0.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	5,895,000	5,895,000
Series ROC II R 11688, 0.27% (Liquidity Facility Citibank NA) (a)(b)(c)	2,475,000	2,475,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.25%, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.15%, LOC Bank of America NA, VRDN (a)	22,200,000	22,200,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.19%, LOC Calyon New York Branch, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.5%, LOC Bank of America NA, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	6,700,000	6,700,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.12%, VRDN (a)	6,840,000	6,840,000
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 A, 0.16%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Series 2009 B, 0.16%, LOC Bank of America NA, VRDN (a)	13,100,000	13,100,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.31%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.2%, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.27%, LOC Fannie Mae, VRDN (a)(b)	2,045,000	2,045,000
Palm Beach County Rev. (Raymond F Kravis Ctr. Proj.) Series 2002, 0.18%, LOC Northern Trust Co., Chicago, VRDN (a)	2,755,000	2,755,000
Pasco County School Board Ctfs. of Prtn. Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	10,200,000	10,200,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,445,000	2,445,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.13%, LOC Wachovia Bank NA, VRDN (a)	2,800,000	2,800,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.24%, LOC Fannie Mae, VRDN (a)(b)	5,985,000	5,985,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.24%, LOC Fannie Mae, VRDN (a)(b)	9,200,000	9,200,000
		181,065,000
Georgia - 2.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.16%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.29%, LOC Fannie Mae, VRDN (a)(b)	$ 3,805,000	$ 3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
First Series 2009, 0.13%, VRDN (a)	3,900,000	3,900,000
Second Series 1998, 0.18%, VRDN (a)(b)	15,600,000	15,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.35%, LOC Wachovia Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.17%, VRDN (a)	18,890,000	18,890,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	3,800,000	3,800,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.14%, VRDN (a)(b)	53,000,000	53,000,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.2%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.25%, VRDN (a)(b)	1,100,000	1,100,000
		107,495,000
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Series 2001 A, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	1,300,000	1,300,000
Series 2003 C, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,890,000	6,890,000
		8,190,000
Illinois - 4.7%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.25%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Board of Ed. Series 2009 B, 0.12%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.12%, LOC Northern Trust Co., Chicago, VRDN (a)	3,450,000	3,450,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.14%, LOC Harris NA, VRDN (a)	33,700,000	33,700,000
Series 2008 C2, 0.14%, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
Series 2008 C3, 0.14%, LOC Northern Trust Co., Chicago, VRDN (a)	49,000,000	49,000,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Wtr. Rev. Series 2004 A2, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	$ 5,365,000	$ 5,365,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.2%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 B1, 0.12%, LOC Bank of Montreal, VRDN (a)	7,500,000	7,500,000
Series 2009 D2, 0.14%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.4%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) Series 2003, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(OSF Healthcare Sys. Proj.) Series 2001, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	44,600,000	44,600,000
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	5,890,000	5,890,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	5,600,000	5,600,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
(BP Amoco Chemical Co. Proj.):
Series 2000, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	4,900,000	4,900,000
Series 2001, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
Series 2002, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2003, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
		221,490,000
Indiana - 3.1%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.24%, LOC Bank of America NA, VRDN (a)(b)	12,000,000	12,000,000
Series 2009 A4, 0.15%, LOC Bank of America NA, VRDN (a)(b)	17,500,000	17,500,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.):
Series 2001, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,100,000	7,100,000
Series 2005, 0.14%, LOC JPMorgan Chase & Co., VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.14%, LOC Branch Banking & Trust Co., VRDN (a)	$ 4,420,000	$ 4,420,000
Indiana Fin. Auth. Rev. (Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.19%, LOC Nat'l. City Bank Cleveland, VRDN (a)	7,545,000	7,545,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,865,000	2,865,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	32,000,000	32,000,000
Series 2005 C3, 0.14% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	16,500,000	16,500,000
Series 2006 A2, 0.15% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	15,000,000	15,000,000
Whiting Envir. Facilities Rev. (BP PLC Proj.):
Series 2002 B, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Series 2002 C, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	6,400,000	6,400,000
Series 2003, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	5,800,000	5,800,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,700,000	2,700,000
(BP Amoco Oil Co. Proj.) Series 1999, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	9,940,000	9,940,000
		146,770,000
Iowa - 0.9%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,880,000	3,880,000
Iowa Fin. Auth. Series 2003 F, 0.2% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	1,200,000	1,200,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	4,800,000	4,800,000
Series 2009 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	11,075,000	11,075,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,560,000	2,560,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,805,000	4,805,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.44%, VRDN (a)(b)	$ 12,000,000	$ 12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.14%, LOC Northern Trust Co., Chicago, VRDN (a)	1,100,000	1,100,000
		41,420,000
Kansas - 1.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.32%, LOC Bank of America NA, VRDN (a)(b)	6,900,000	6,900,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	35,715,000	35,715,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	18,360,000	18,360,000
		60,975,000
Kentucky - 1.8%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.29%, LOC Commerzbank AG, VRDN (a)(b)	2,600,000	2,600,000
Series 2008 A, 0.29%, LOC Commerzbank AG, VRDN (a)(b)	3,200,000	3,200,000
Series 2004 A, 0.23%, LOC Commerzbank AG, VRDN (a)(b)	11,500,000	11,500,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.31%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.3% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.29%, LOC Wachovia Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.21%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$ 2,430,000	$ 2,430,000
Lexington-Fayette Urban County Arpt. Rev.:
Series 2008 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	490,000	490,000
Series 2009 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	4,105,000	4,105,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 0.22% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,500,000	4,500,000
Series 1999 C, 0.12% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	31,300,000	31,300,000
		83,665,000
Louisiana - 3.6%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.) 0.16%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	19,000,000	19,000,000
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.12%, VRDN (a)	25,450,000	25,450,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.32%, VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 1.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	25,290,000	25,290,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.5%, VRDN (a)(b)	12,500,000	12,500,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	7,000,000	7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.14%, VRDN (a)(b)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.21%, VRDN (a)(b)	26,400,000	26,400,000
Series 1993, 0.14%, VRDN (a)(b)	22,000,000	22,000,000
		171,540,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - 0.7%
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.2%, LOC Bank of America NA, VRDN (a)	$ 2,825,000	$ 2,825,000
(United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Series 2008 B, 0.16%, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	4,710,000	4,710,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.21% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Montgomery County Gen. Oblig. Series 2006 B, 0.17% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,850,000	10,850,000
		34,485,000
Massachusetts - 0.5%
Massachusetts Gen. Oblig.:
Series 2001 C, 0.19% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,300,000	8,300,000
Series 2005 A, 0.19% (Liquidity Facility Citibank NA), VRDN (a)	13,400,000	13,400,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	2,065,000	2,065,000
		23,765,000
Michigan - 0.4%
Eastern Michigan Univ. Revs. Series 2009 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.14%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.25%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	10,020,000	10,020,000
Series 2008 E, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
		18,920,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - 1.8%
Ctr. City Health Care Facilities (Hazelden Foundation Proj.) Series 2005, 0.14%, LOC Bank of New York, New York, VRDN (a)	$ 3,800,000	$ 3,800,000
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)(b)	25,155,000	25,155,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.25%, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	18,765,000	18,765,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.25%, LOC Fannie Mae, VRDN (a)(b)	1,650,000	1,650,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.14%, LOC Wells Fargo Bank NA, VRDN (a)	29,000,000	29,000,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,895,000	1,895,000
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.26%, LOC Freddie Mac, VRDN (a)	2,610,000	2,610,000
		84,275,000
Mississippi - 0.8%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.22%, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.13%, VRDN (a)	13,100,000	13,100,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.34%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (a)	3,860,000	3,860,000
		36,060,000
Missouri - 1.9%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.14%, VRDN (a)	6,500,000	6,500,000
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)(b)	9,870,000	9,870,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,185,000	15,185,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A1, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,265,000	$ 4,265,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,500,000	7,500,000
(BJC Health Sys. Proj.) Series 2005 B, 0.14% (Liquidity Facility Bank of Nova Scotia New York Branch) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	46,140,000	46,140,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.23%, LOC Bank of America NA, VRDN (a)(b)	2,200,000	2,200,000
		91,660,000
Montana - 0.1%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900,000	5,900,000
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	7,400,000	7,400,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	960,000	960,000
Series 2002 C, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,220,000	1,220,000
Series 2007 B, 0.24% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,105,000	1,105,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.26%, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.2% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wachovia Bank NA, VRDN (a)(b)	4,600,000	4,600,000
		25,785,000
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2008 C1, 0.26%, LOC Bayerische Landesbank, VRDN (a)(b)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C3, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	$ 6,800,000	$ 6,800,000
Series 2008 D1, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	12,000,000	12,000,000
Series 2008 D2, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	3,800,000	3,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.31%, LOC Bank of America NA, VRDN (a)(b)	4,900,000	4,900,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.26%, LOC Bayerische Landesbank, VRDN (a)(b)	1,200,000	1,200,000
Las Vegas Gen. Oblig. Series 2006 C, 0.13%, LOC Lloyds TSB Bank PLC, VRDN (a)	25,400,000	25,400,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.15% (Liquidity Facility Societe Generale) (a)(c)	24,755,000	24,755,000
		81,255,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.81%, LOC Wachovia Bank NA, VRDN (a)(b)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN Series MS 3051, 0.2% (Liquidity Facility Morgan Stanley) (a)(c)	8,000,000	8,000,000
(Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.14%, VRDN (a)	1,475,000	1,475,000
		14,400,000
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2007, 0.14%, LOC Wells Fargo Bank NA, VRDN (a)(b)	26,500,000	26,500,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R1, 0.11%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	4,800,000	4,800,000
		31,300,000
New Mexico - 0.7%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 0.13%, LOC Barclays Bank PLC, VRDN (a)	55,000	55,000
Series 1994 C, 0.14%, LOC Barclays Bank PLC, VRDN (a)(b)	18,500,000	18,500,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - continued
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.23%, LOC Royal Bank of Canada, VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Series 2008 A3, 0.23%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	4,700,000	4,700,000
Series 2009 A, 0.23%, LOC Royal Bank of Canada, VRDN (a)(b)	1,000,000	1,000,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,300,000	7,300,000
		34,555,000
New York - 10.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.14%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	29,100,000	29,100,000
New York City Gen. Oblig.:
Series 1994 A10, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Series 1994 A7, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	6,400,000	6,400,000
Series 1994 E5:
0.14%, LOC JPMorgan Chase Bank, VRDN (a)	7,700,000	7,700,000
0.14%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
0.14%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2004 H1, 0.14%, LOC Bank of New York, New York, VRDN (a)	29,420,000	29,420,000
Series 2004 H7, 0.14%, LOC KBC Bank NV, VRDN (a)	4,500,000	4,500,000
Series 2006 I3, 0.14%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
Series 2006 I5, 0.14%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	25,160,000	25,160,000
Series 2006 I8, 0.14%, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
Series 2008 J4, 0.14% (Liquidity Facility Bank of America NA), VRDN (a)	46,200,000	46,200,000
Series 2008 J9, 0.16% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	17,000,000	17,000,000
Series I6, 0.14%, LOC California Teachers Retirement Sys., VRDN (a)	14,000,000	14,000,000
Subseries 1994 B3, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Subseries B3, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.21%, LOC Citibank NA, VRDN (a)(b)	$ 3,400,000	$ 3,400,000
(First Avenue Dev. Proj.) Series 2002 A, 0.19%, LOC Fannie Mae, VRDN (a)(b)	1,795,000	1,795,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Sierra Dev. Proj.) Series A, 0.19%, LOC Fannie Mae, VRDN (a)(b)	1,935,000	1,935,000
Series 2001 A, 0.19%, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series PT 3992, 0.17% (Liquidity Facility Wells Fargo & Co.) (a)(c)	8,995,000	8,995,000
Series Putters 3231Z, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,175,000	6,175,000
Series 2000 C, 0.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	24,500,000	24,500,000
Series 2001 F1, 0.14% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,000,000	9,000,000
Series 2005 AA2, 0.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	38,200,000	38,200,000
Series 2006 AA1, 0.12% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	14,910,000	14,910,000
Series 2008 B2, 0.14% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	7,460,000	7,460,000
Series 2008 B3, 0.14% (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,445,000	8,445,000
Series 2003 1D, 0.14% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,400,000	1,400,000
Series 2003 2A, 0.14% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	31,405,000	31,405,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.2% (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.2% (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.2% (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Univ. of Rochester Proj.):
Series 2003 A, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,500,000	$ 1,500,000
Series 2003 B, 0.14%, LOC HSBC Bank USA, NA, VRDN (a)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.2% (Liquidity Facility Citibank NA) (a)(c)	9,615,000	9,615,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.27%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.21%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,000,000	5,000,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.19%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(600 West 42nd Street Hsg. Proj.) Series 2007 A, 0.17%, LOC Bank of New York, New York, VRDN (a)(b)	45,000,000	45,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.15%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.19%, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
(West 33rd Street Hsg. Proj.) Series A, 0.19%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G2, 0.13%, LOC BNP Paribas SA, VRDN (a)	4,000,000	4,000,000
		489,755,000
North Carolina - 1.9%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,700,000	1,700,000
Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,950,000	1,950,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series C, 0.14%, LOC Bank of America NA, VRDN (a)	10,955,000	10,955,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.2% (Liquidity Facility Citibank NA) (a)(c)	23,150,000	23,150,000
Series Putters 3248, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,315,000	9,315,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
(Goodwill Cmnty. Proj.) Series 2002, 0.2%, LOC Bank of America NA, VRDN (a)	$ 1,615,000	$ 1,615,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 15 C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	12,000,000	12,000,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.18%, LOC Wachovia Bank NA, VRDN (a)	7,680,000	7,680,000
(Wake Forest Univ. Proj.) Series 2008 D, 0.14%, LOC Bank of America NA, VRDN (a)	3,410,000	3,410,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.13%, LOC Wachovia Bank NA, VRDN (a)	4,300,000	4,300,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.28%, LOC Bank of America NA, VRDN (a)(b)	6,200,000	6,200,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	1,500,000	1,500,000
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.19%, tender 3/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,500,000	2,500,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (a)(b)	2,500,000	2,500,000
		89,675,000
Ohio - 3.7%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
Series 2008 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	6,625,000	6,625,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	10,135,000	10,135,000
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.14% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 2,420,000	$ 2,420,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.18% (Liquidity Facility Citibank NA), VRDN (a)(b)	34,350,000	34,350,000
Series 2007 E, 0.2% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	9,400,000	9,400,000
Series F, 0.18% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,000,000	6,000,000
Series 2006 N, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,500,000	8,500,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	21,200,000	21,200,000
Series 1999, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,200,000	2,200,000
Series 2000, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	4,000,000	4,000,000
Series 2001, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	13,700,000	13,700,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	12,000,000	12,000,000
Series 2004, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	7,600,000	7,600,000
Series B, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,400,000	2,400,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2009, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
		173,380,000
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.14%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.13%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.23%, LOC Bank of America NA, VRDN (a)(b)	2,300,000	2,300,000
		20,600,000
Oregon - 1.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.19%, LOC Bank of Scotland PLC, VRDN (a)	41,600,000	41,600,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - continued
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 1,400,000	$ 1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (a)(b)	1,530,000	1,530,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.2%, LOC Bank of America NA, VRDN (a)	9,955,000	9,955,000
		54,485,000
Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,145,000	2,145,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 A, 0.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,060,000	2,060,000
Series 2001 B, 0.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,000,000	7,000,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A:
0.15%, LOC Barclays Bank PLC, VRDN (a)	5,000,000	5,000,000
0.16%, LOC Barclays Bank PLC, VRDN (a)	9,000,000	9,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,400,000	6,400,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Chester County Intermediate Unit Rev. Series 2003, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,525,000	1,525,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.23%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,500,000	1,500,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.12% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	2,900,000	2,900,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,790,000	1,790,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.18%, LOC BNP Paribas SA, VRDN (a)(b)	16,240,000	16,240,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.16%, LOC Bank of America NA, VRDN (a)	$ 1,400,000	$ 1,400,000
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,125,000	1,125,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.2%, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,090,000	3,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	500,000	500,000
Series 2004 D3, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	7,350,000	7,350,000
(Keystone College Proj.) Series 2001 H5, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450,000	3,450,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.25% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,135,000	3,135,000
Series Putters 3297, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,145,000	2,145,000
Series 2002 74A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,500,000	5,500,000
Series 2003 77B, 0.3% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	3,400,000	3,400,000
Series 2004 81C, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,140,000	3,140,000
Series 2004 85B, 0.18% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	2,200,000	2,200,000
Series 2004 86B, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,320,000	4,320,000
Series 2005-91B, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	1,800,000	1,800,000
Series 2006 93B, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	4,995,000	4,995,000
Philadelphia School District Series 2008 B4, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,470,000	$ 3,470,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 D, 0.16%, LOC TD Banknorth, NA, VRDN (a)	5,735,000	5,735,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.35%, LOC RBS Citizens NA, VRDN (a)	3,630,000	3,630,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.19%, LOC Wachovia Bank NA, VRDN (a)	10,600,000	10,600,000
		144,725,000
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.11% (Exxon Mobil Corp. Guaranteed), VRDN (a)	3,700,000	3,700,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	7,000,000	7,000,000
		10,700,000
South Carolina - 1.1%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	10,200,000	10,200,000
Series 2003, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	4,400,000	4,400,000
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.13%, LOC Wachovia Bank NA, VRDN (a)	9,500,000	9,500,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.26%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.17%, VRDN (a)	6,300,000	6,300,000
Series 1999 B, 0.19%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.2%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000,000	7,000,000
		53,400,000
Municipal Securities - continued
	Principal Amount	Value
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.16% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	$ 5,000,000	$ 5,000,000
Tennessee - 2.8%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,050,000	3,050,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.16%, LOC Bank of America NA, VRDN (a)	14,154,000	14,154,000
Series 2003, 0.16%, LOC Bank of America NA, VRDN (a)	24,600,000	24,600,000
Series 2004, 0.16%, LOC Bank of America NA, VRDN (a)	19,305,000	19,305,000
Series 2005, 0.16%, LOC Bank of America NA, VRDN (a)	15,025,000	15,025,000
Series 2008, 0.16%, LOC Bank of America NA, VRDN (a)	9,265,000	9,265,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.21%, LOC Rabobank Nederland, VRDN (a)(b)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.24%, LOC Bank of America NA, VRDN (a)	1,915,000	1,915,000
Series 2002, 0.16%, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
Series 2004, 0.16%, LOC Bank of America NA, VRDN (a)	33,885,000	33,885,000
		130,699,000
Texas - 17.0%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,800,000	7,800,000
Series 2002 A:
0.15%, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
0.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	6,575,000	6,575,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.23%, LOC Citibank NA, VRDN (a)(b)	14,000,000	14,000,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.23% (Liquidity Facility Wells Fargo & Co.) (a)(c)	6,620,000	6,620,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.):
Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	$ 22,860,000	$ 22,860,000
Series 2008 B, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	33,935,000	33,935,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.12%, VRDN (a)(b)	27,550,000	27,550,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	18,000,000	18,000,000
Series 1995 B, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,500,000	2,500,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	5,680,000	5,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 0.13%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Series 2004, 0.13%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.13% (BP PLC Guaranteed), VRDN (a)(b)	5,800,000	5,800,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.14%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	50,000,000	50,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.):
Series 1998, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,500,000	2,500,000
Series 2001, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
(BP Prods. North America, Inc. Proj.) Series 2003, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
(Exxon Mobil Proj.):
Series 2000, 0.13% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	22,000,000	22,000,000
Series 2002, 0.13% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	10,690,000	10,690,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	11,900,000	11,900,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	$ 14,000,000	$ 14,000,000
Series 1994, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.):
Series 1994, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	8,800,000	8,800,000
Series 1995, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	12,900,000	12,900,000
Series 2008 C, 0.17%, LOC Bank of America NA, VRDN (a)	23,100,000	23,100,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.14%, LOC Bank of America NA, VRDN (a)	19,130,000	19,130,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.12%, VRDN (a)	24,100,000	24,100,000
Series A1, 0.12%, VRDN (a)	3,300,000	3,300,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.13%, VRDN (a)(b)	15,300,000	15,300,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2002, 0.17%, VRDN (a)(b)	21,500,000	21,500,000
Series 2004 A, 0.14%, VRDN (a)	58,500,000	58,500,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2006 A, 0.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,250,000	7,250,000
Series 2008 B, 0.14%, VRDN (a)	24,240,000	24,240,000
Houston Util. Sys. Rev. Series 2008 A2, 0.2%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.23% (Liquidity Facility Deutsche Bank AG) (a)(c)	3,270,000	3,270,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.13% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.: - continued
(ExxonMobil Proj.):
Series 2001 B2, 0.13% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	$ 30,280,000	$ 30,280,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	8,435,000	8,435,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.29%, VRDN (a)(b)	13,840,000	13,840,000
0.34%, VRDN (a)(b)	13,000,000	13,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products & Chemicals, Inc. Proj.) 0.4%, VRDN (a)(b)	23,000,000	23,000,000
(Air Products Proj.) Series 2005, 0.4% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.16%, VRDN (a)	10,000,000	10,000,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,200,000	9,200,000
Series 2007, 0.13%, LOC BNP Paribas SA, VRDN (a)(b)	44,000,000	44,000,000
Series 2008, 0.13%, LOC BNP Paribas SA, VRDN (a)(b)	50,000,000	50,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.25%, LOC Wachovia Bank NA, VRDN (a)(b)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.18%, VRDN (a)	1,170,000	1,170,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (a)(b)	1,600,000	1,600,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BC 2010 8W, 0.2% (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,005,000	5,005,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.43%, LOC Compass Bank, VRDN (a)	4,775,000	4,775,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	1,750,000	1,750,000
		809,665,000
Municipal Securities - continued
	Principal Amount	Value
Utah - 1.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,940,000	$ 1,940,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.14% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,680,000	4,680,000
Series 2005 B, 0.14% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	28,060,000	28,060,000
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,100,000	14,100,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,515,000	6,515,000
Series 2002 E, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,010,000	5,010,000
Series 2004 D, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	10,150,000	10,150,000
Series 2004 F, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	2,700,000	2,700,000
Series 2005 F, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	3,415,000	3,415,000
Series 2005 H, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,000,000	5,000,000
Series 2006 F, 0.26% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	8,130,000	8,130,000
		89,700,000
Virginia - 1.9%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	3,600,000	3,600,000
Series 2008 D, 0.13%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.16%, LOC Bank of America NA, VRDN (a)	5,940,000	5,940,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.55%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)(b)	950,000	950,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 D, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	5,000,000	5,000,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	$ 1,000,000	$ 1,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	8,545,000	8,545,000
Series 1995, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	9,300,000	9,300,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.24%, LOC Landesbank Baden-Wuert, VRDN (a)	8,345,000	8,345,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.4%, LOC Wachovia Bank NA, VRDN (a)(b)	2,815,000	2,815,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.21% (Liquidity Facility Citibank NA) (a)(c)	1,870,000	1,870,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.12%, LOC Branch Banking & Trust Co., VRDN (a)	13,600,000	13,600,000
		90,665,000
Washington - 3.5%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	3,800,000	3,800,000
Series 2003, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
Port of Seattle Rev. Series 2005, 0.28%, LOC Fortis Banque SA, VRDN (a)(b)	2,500,000	2,500,000
Port of Tacoma Rev.:
Series 2008 B, 0.14%, LOC Bank of America NA, VRDN (a)	59,800,000	59,800,000
Series 2008, 0.2%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	79,810,000	79,810,000
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.5%, LOC Bank of America NA, VRDN (a)(b)	1,255,000	1,255,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 2,500,000	$ 2,500,000
(The Cambridge Apts. Proj.) Series 2009, 0.19%, LOC Fannie Mae, VRDN (a)	3,900,000	3,900,000
		164,565,000
West Virginia - 0.9%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.21%, LOC Deutsche Bank AG, VRDN (a)(b)	15,170,000	15,170,000
Series 1990 B, 0.21%, LOC Deutsche Bank AG, VRDN (a)(b)	5,415,000	5,415,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.2%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,050,000	6,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.16%, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
		41,135,000
Wisconsin - 1.4%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,600,000	3,600,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.19%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,800,000	7,800,000
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 C, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,800,000	7,800,000
(Lutheran College Proj.) 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000,000	15,000,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000,000	6,000,000
Series 2008 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,170,000	1,170,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wisconsin Lutheran College Proj.) Series 2001, 0.14%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 19,700,000	$ 19,700,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	3,315,000	3,315,000
		67,385,000
Wyoming - 0.7%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 0.12%, VRDN (a)	3,100,000	3,100,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 B, 0.13% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,000,000	11,000,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.12% (Chevron Corp. Guaranteed), VRDN (a)	1,000,000	1,000,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,000,000	5,000,000
0.23% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,900,000	7,900,000
		31,500,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,750,219,325)		4,750,219,325
NET OTHER ASSETS - 0.0%		260,633
NET ASSETS - 100%		$ 4,750,479,958
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2010, the cost of investment securities for income tax purposes was $4,750,219,325.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010

Quarterly Report